Average Annual Total Returns{- Fidelity Blue Chip Growth K6 Fund} - 07.31 Fidelity Blue Chip Growth K6 Fund PRO-06 - Fidelity Blue Chip Growth K6 Fund	Fidelity Blue Chip Growth K6 Fund Return Before Taxes Past 1 year	Fidelity Blue Chip Growth K6 Fund Return Before Taxes Since Inception		RS004 Past 1 year	RS004 Since Inception
Total	62.94%	28.55%	[1]	38.49%	23.21%	[1]

[1]	(a)From May 25, 2017